INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets [Roll Forward]
Opening book amount			$ 25,419	$ 23,560
Additions			2,048	1,700
Business combinations (Note 4)			63,251
Amortization charge	$ (3,486)	$ (967)	(3,488)	(967)
Translation differences			(4,155)	(767)
Closing net book amount	83,076	23,526	83,076	23,526
Cost
Intangible Assets [Roll Forward]
Closing net book amount	92,795	29,632	92,795	29,632
Accumulated Amortization
Intangible Assets [Roll Forward]
Closing net book amount	(9,719)	(6,106)	(9,719)	(6,106)
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES
Intangible Assets [Roll Forward]
Opening book amount			23,922	23,543
Additions			1,052	956
Business combinations (Note 4)			42,599
Amortization charge			(864)	(946)
Translation differences			(4,036)	(720)
Closing net book amount	62,673	22,833	62,673	22,833
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Cost
Intangible Assets [Roll Forward]
Closing net book amount	68,706	27,853	68,706	27,853
DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES | Accumulated Amortization
Intangible Assets [Roll Forward]
Closing net book amount	(6,033)	(5,020)	(6,033)	(5,020)
GOODWILL
Intangible Assets [Roll Forward]
Opening book amount			0	0
Additions			0	0
Business combinations (Note 4)			10,776
Translation differences			4	0
Closing net book amount	10,780	0	10,780	0
GOODWILL | Cost
Intangible Assets [Roll Forward]
Closing net book amount	10,780	0	10,780	0
CUSTOMER CONTRACTS
Intangible Assets [Roll Forward]
Opening book amount			0	0
Additions			0	0
Business combinations (Note 4)			6,314
Amortization charge			(550)	0
Translation differences			(21)	0
Closing net book amount	5,742	0	5,742	0
CUSTOMER CONTRACTS | Cost
Intangible Assets [Roll Forward]
Closing net book amount	7,197	1,049	7,197	1,049
CUSTOMER CONTRACTS | Accumulated Amortization
Intangible Assets [Roll Forward]
Closing net book amount	(1,455)	(1,049)	(1,455)	(1,049)
CONTENT ASSETS
Intangible Assets [Roll Forward]
Opening book amount			0	0
Additions			0	0
Business combinations (Note 4)			3,562
Amortization charge			(1,896)	0
Translation differences			(11)	0
Closing net book amount	1,655	0	1,655	0
CONTENT ASSETS | Cost
Intangible Assets [Roll Forward]
Closing net book amount	3,529	0	3,529	0
CONTENT ASSETS | Accumulated Amortization
Intangible Assets [Roll Forward]
Closing net book amount	(1,874)	0	(1,874)	0
OTHER INTANGIBLES
Intangible Assets [Roll Forward]
Opening book amount			1,497	17
Additions			996	744
Business combinations (Note 4)			0
Amortization charge			(177)	(21)
Translation differences			(91)	(47)
Closing net book amount	2,225	693	2,225	693
OTHER INTANGIBLES | Cost
Intangible Assets [Roll Forward]
Closing net book amount	2,584	730	2,584	730
OTHER INTANGIBLES | Accumulated Amortization
Intangible Assets [Roll Forward]
Closing net book amount	$ (358)	$ (37)	$ (358)	$ (37)